UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2004
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Check here if Amendment [ ]; Amendment Number:
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  This Amendment (Check only one.):       [ ]   is a restatement.
                                          [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Jundt Associates, Inc.
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Address:   301 Carlson Parkway, Suite 120
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           Minnetonka, Minnesota 55305
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Form 13F File Number:  28-2786
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marcus E. Jundt
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Title:     Vice Chairman
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Phone:     (952) 541-0677
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Signature, Place, and Date of Signing:

/s/ Marcus E. Jundt         Minneapolis, Minnesota        May 6, 2004
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[Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:  79
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Form 13F Information Table Value Total:  $ 240,337
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                                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                                                                                                 Voting Authority
                                                                                                              ----------------------
                                   Title                  Value    Shares/  Sh/   Put/   Invstmt  Other
Name of Issuer                   of class     CUSIP     (x$1000)   Prn Amt  Prn   Call   Dscretn  Managers      Sole    Shared  None
------------------------------   --------   ---------   --------   -------  ---   ----   -------  --------    --------  ------  ----
ABBOTT LABS COM                    COM      002824100     1730        42,100 SH            Sole                42100
ADVANCED FIBRE COMMUNICA COM       COM      00754A105      477        21,600 SH            Sole                21600
ALIGN TECHNOLOGY INC COM           COM      016255101      639        33,600 SH            Sole                33600
ALLERGAN INC COM                   COM      018490102     2188        26,000 SH            Sole                26000
AMGEN INC                          COM      031162100     7868       135,300 SH            Sole               135300
ANGIOTECH PHARMACEUTLS             COM      034918102      513        21,000 SH            Sole                21000
AT RD INC COM                      COM      04648K105      350        28,500 SH            Sole                28500
AVAYA INC COM                      COM      053499109      256        16,100 SH            Sole                16100
BED BATH & BEYOND INC              COM      075896100      549        13,100 SH            Sole                13100
BIOGEN IDEC INC                    COM      09062X103     2124        38,200 SH            Sole                38200
BIOSPHERE MEDICAL INC COM          COM      09066V103      426        89,600 SH            Sole                89600
BOSTON SCIENTIFIC CORP COM         COM      101137107    10811       255,100 SH            Sole               255100
CALIFORNIA AMPLIFIER COM           COM      129900106     1206        90,000 SH            Sole                90000
CEPHALON                           COM      156708109     6438       112,300 SH            Sole               112300
CHARTER COMMUNCTNS DEL CL A        COM      16117m107    19532     4,138,100 SH            Sole              4138100
CHEESECAKE FACTORY                 COM      163072101     1134        24,600 SH            Sole                24600
CIRCLE GROUP HLDGS INC COM         COM      172570103       64        10,000 SH            Sole                10000
CIRRUS LOGIC INC COM               COM      172755100     1684       222,100 SH            Sole               222100
CLEAR CHANNEL COMMUN COM           COM      184502102     3494        82,500 SH            Sole                82500
COMCAST CORP CL A SPL              COM      20030N200     9140       328,200 SH            Sole               328200
COSTCO WHSL CORP NEW COM           COM      22160k105      534        14,200 SH            Sole                14200
COX COMMUNICATIONS NEW CL A        COM      224044107     6058       191,700 SH            Sole               191700
DIRECTV GROUP INC COM              COM      25459L106     2601       169,085 SH            Sole               169085
DOT HILL SYS CORP COM              COM      25848T109      423        42,100 SH            Sole                42100
EBAY INC                           COM      278642103     1025        14,800 SH            Sole                14800
ELECTRONIC ARTS                    COM      285512109      317         5,900 SH            Sole                 5900
ENTRAVISION COMMUNCTNS CL A        COM      29382R107      926       103,200 SH            Sole               103200
ENTREMED INC COM                   COM      29382F103     1533       440,600 SH            Sole               440600
ESS TECHNOLOGY                     COM      269151106      188        12,800 SH            Sole                12800
EXELIXIS                           COM      30161Q104     1817       213,300 SH            Sole               213300
EXULT INC DEL COM                  COM      302284104      431        70,000 SH            Sole                70000
FAMOUS DAVES AMER INC              COM      307068106     1781       228,900 SH            Sole               228900



GALYANS TRADING INC COM            COM      36458R101     1006       100,000 SH            Sole               100000
GEMSTAR TV GUIDE INT'L             COM      36866w106     1620       241,400 SH            Sole               241400
GERON CORP                         COM      374163103      118        12,500 SH            Sole                12500
HOME DEPOT INC                     COM      437076102      347         9,300 SH            Sole                 9300
IMMERSION CORP                     COM      452521107    12702     1,671,285 SH            Sole              1671285
INSIGHT COMMUNICATIONS CL A        COM      45768V108      151        15,000 SH            Sole                15000
INTEL CORP COM                     COM      458140100     5413       199,000 SH            Sole               199000
INTERACTIVECORP                    COM      45840Q101      560        17,700 SH            Sole                17700
INTUIT COM                         COM      461202103    10604       237,600 SH            Sole               237600
INTUITIVE SURGICAL INC COM         COM      46120E602      790        46,550 SH            Sole                46550
IPASS INC COM                      COM      46261V108     3227       295,200 SH            Sole               295200
KLA-TENCOR CORP                    COM      482480100     2011        40,000 SH            Sole                40000
KOHLS CORP COM                     COM      500255104      333         6,900 SH            Sole                 6900
LIMITED BRANDS INC COM             COM      532716107     1594        79,700 SH            Sole                79700
MARTEK BIOSCIENCES CP COM          COM      572901106     5685        99,800 SH            Sole                99800
MEDIACOM COMMUNICATION CL A        COM      58446K105     2195       273,700 SH            Sole               273700
MEDICINES CO                       COM      584688105     1913        59,400 SH            Sole                59400
MEDICIS PHARMACEUTICAL CL A NE     COM      584690309     2828        70,700 SH            Sole                70700
MEDTRONIC                          COM      585055106     1060        22,200 SH            Sole                22200
MGI PHARMA INC COM                 COM      552880106     1532        25,000 SH            Sole                25000
MICROSOFT CORP                     COM      594918104      259        10,400 SH            Sole                10400
NET2PHONE COM                      COM      64108N106      463        90,000 SH            Sole                90000
NEXTEL COMMUNICATIONS CL A         COM      65332v103     2589       105,000 SH            Sole               105000
NEXTEL PARTNERS INC CL A           COM      65333F107     8782       693,700 SH            Sole               693700
NOBLE CORPORATION SHS              COM      G65422100     2082        54,200 SH            Sole                54200
NPS PHARMACEUTICALS                COM      62936P103      428        15,000 SH            Sole                15000
OIL SVC HOLDRS TR DEPOSTRY RCP     COM      678002106     1966        28,000 SH            Sole                28000
OMNIVISION TECHNOLOGIE COM         COM      682128103     3687       135,000 SH            Sole               135000
OPENTV CORP CL A                   COM      G67543101      538       165,500 SH            Sole               165500
PAXSON COMMUNICATIONS              COM      704231109      541       138,700 SH            Sole               138700
RED ROBIN GOURMET BURG COM         COM      75689M101      622        21,900 SH            Sole                21900
SANDISK CORP COM                   COM      80004C101     3829       135,000 SH            Sole               135000
SCHLUMBERGER LTD COM               COM      806857108     2279        35,700 SH            Sole                35700
SEPRACOR INC                       COM      817315104     7417       154,200 SH            Sole               154200
SILICON LABORATORIES COM           COM      826919102      455         8,600 SH            Sole                 8600
SPANISH BROADCASTING CL A          COM      846425882     1100       105,300 SH            Sole               105300
SPINNAKER EXPL                     COM      84855W109      539        15,000 SH            Sole                15000
TELCONET INC COM                   COM      879604106      573       112,500 SH            Sole               112500




TELIK INC COM                      COM      87959M109      386        14,400 SH            Sole                14400
WALT DISNEY COMPANY                COM      254687106     3554       142,200 SH            Sole               142200
XM SATELLITE RADIO HLD CL A        COM      983759101    46132     1,651,707 SH            Sole              1651707
YOUBET COM INC COM                 COM      987413101     1637       449,600 SH            Sole               449600
ZIMMER HLDGS INC COM               COM      98956P102     1232        16,700 SH            Sole                16700
FLAMEL TECHNOLOGIES SPONSORED      ADR      338488109      228         8,800 SH            Sole                 8800
NABORS INDS INC COM                ADR      G6359F103     2278        49,800 SH            Sole                49800
NETEASE COM INC SPONSORED ADR      ADR      64110W102     1115        22,400 SH            Sole                22400
SINA CORP ORD                      ADR      G81477104     1680        44,400 SH            Sole                44400



Totals                                                  240337      15181227                                15181227